UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in its charter)

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-572-6990

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2017

ITEM 1. REPORT TO STOCKHOLDERS.

May 26, 2017

Dear Shareholders:

These are interesting times to be managing a portfolio of bonds. The struggle between maximizing income and protecting principal has gotten just a little more complicated. Starting on election day 2016 we experienced a violent reaction in the bond market which over the course of a month brought about a one full percentage point upward adjustment to interest rates. Bond prices today have retraced about half the distance they lost since election day. At Colorado BondShares we were down 12 cents due to market movement and have come back by about 5 cents as of today. At the same time income improved slightly and we recognized gains of 8 cents per share. For what it’s worth, the volatility in our share price was generally less than others with whom we compete.

The market move was predicated on the belief that the Fed would raise rates 4 times in 2017 at a quarter percent each time. This remains to be seen. Further, that the “trillion dollar” infrastructure program proposed by the President would strain the credit markets, precipitate growth, and be inflationary. Additionally, the suggestion to drop the federal tax rates would make municipal bonds less attractive to investors and therefore rates must rise to compensate. One thing was missed in the analysis; it takes longer for the legislative process to work than people remembered and compromise prevails. Consequently, a bump in rates to the degree that occurred was probably not justified at the time.

Now again, as before the election, new deals coming to market are oversubscribed at prices which appear too high to be attractive and yet, obviously, they are enticing to some. The world is still awash with cash looking for a home. This thirst for yield and demand for bonds makes more sense, however, if you think about it in relative terms. United States taxable bonds are a value compared to practically everywhere else in the world. Domestic municipals are cheap when compared to taxable instruments and Colorado municipals are a bargain when compared to obligations from other states in the country. The Fund is very fortunate to make it’s living in this last and best category.

There are no signs yet of the economy becoming over heated but wage increases are expected. Granted, inflation is picking up a little by the standard measures but is it really? If the price of a new car goes up but the manufacturer subsidizes the purchase with 0% interest and the car runs for 250,000 miles rather than 50,000 as in the 70s and an Uber driver shuttles 5 Millenials, who do not own a car, to work and back and drives his car 18 hours a day at 30 miles to the gallon vs the previous 20, is there inflation? Not in the traditional sense.

So, if inflation is contained and there is adequate liquidity to soak up the upcoming supply of new financings is there a place for bonds in the future? I think the answer is a resounding yes. Despite a bout of volatility which may recur, the returns from Colorado BondShares are still quite respectable given the alternatives. We do so value your support and will continue to minimize volatility while maximizing income as much as possible going forward just as before. Thank You.

Sincerely,

Fred R. Kelly, Jr.

Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board of Trustees, Interim President, Secretary, Treasurer and Trustee

Bruce G. Ely, Trustee

James R. Madden, Trustee

Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management Company

Distributor

Colorado Financial Service Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

EKS&H LLLP

Special Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Officers and Trustees of the Fund (unaudited)

The following table lists the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed. The Fund’s Statement of Additional Information includes more information about the trustees. Shareholders may call (800) 572 -0069 to request a free copy.

Name, Address and Age	Position held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years:	Other Directorships Held By Director
Non-Interested Trustees
Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 66	Trustee since July 2002	Mr. Ely was a Regional Director for Cutwater Asset Management, a wholly owned subsidiary of MBIA, Inc. until his retirement in September 2013.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 73	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years. He is also a stockholder and director of The Community Bank in western Kansas. He has been a bank director for 25 years.	None

Interested Trustees*
George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 70	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly was a Senior Regional Vice President for Phoenix Life Insurance Company until his retirement in January 2010.	None

*George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table above. None of the trustees nor the officers of the Fund have any positions with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund’) you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•

Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2017

Colorado BondShares — A Tax- Exempt Fund	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Expenses Paid During Period(1)
Based on Actual Fund Return	$1,000.00	$1,003.26	$3.30
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,021.70	$3.33

(1)	The expenses shown in this table are equal to the Fund’s annualized expense ratio of 0.67% for semi-annual year ended March 31, 2017, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs, please see the Fund’s prospectus.

CREDIT QUALITY (unaudited)

Colorado BondShares — A Tax-Exempt Fund

Based on a Percentage of Total Net Assets as of March 31, 2017

SECTOR BREAKDOWN (unaudited)

Colorado BondShares — A Tax-Exempt Fund

Based on a Percentage of Total Net Assets as of March 31, 2017

* Short-term investments include securities with a maturity date or redemption feature of one year or less, as identified in the Schedule of Investments.

** Cash & equivalents include cash and receivables less liabilities.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments

March 31, 2017 (unaudited)

Face Amount		Value
Colorado Municipal Bonds — 54.2%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 7.50% to yield 8.00% due 12/1/2035	$1,504,928
4,705,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% – 10.33% due 12/1/2025	3,573,683
8,760,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.25% to yield 8.62% – 9.10% due 12/1/2035	6,653,658
1,660,000	Antelope Heights Metropolitan District Subordinate LTD Tax Series 2015, 7.00% due 12/15/2040	1,508,010
26,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% to yield 8.125% – 16.442% due 12/1/2037	15,048,020
1,775,000	Banning Lewis Ranch Metropolitan District No. 3 G.O. LTD Tax Series 2015A, 6.125% to yield 6.25% due 12/1/2045	1,698,977
4,315,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031(a)(j)	4,315,000
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	2,040,258
1,185,000	Brennan Metropolitan District G.O. LTD Tax Series 2016A, 5.25% due 12/1/2046	1,083,007
516,000	Brennan Metropolitan District Subordinate G.O. LTD Tax Series 2016B, 7.50% due 12/15/2046	480,055
8,000,000	Brighton Crossing Metropolitan District No. 4 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2013, 7.00% 12/1/2023	8,022,320
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037	10,476,004
1,426,000	Buffalo Run Mesa Metropolitan District LTD Tax G.O. Series 2004, 5.00% to yield 5.793% – 5.832% due 12/1/2034	1,262,338
437,363	Buffalo Run Mesa Metropolitan District LTD Tax G.O. Series 2006, 5.00% to yield 5.763% due 12/1/2037	383,755
8,010,000	Castle Oaks Metropolitan District G.O. LTD Tax Refunding and Improvement Series 2012, 5.50% due 12/1/2022(b)	8,255,507
2,860,000	Castle Oaks Metropolitan District No. 3 G.O. LTD Tax Series 2015, 6.25% to yield 6.15% due 12/1/2044	2,941,653
2,345,000	Castle Oaks Metropolitan District No. 3 G.O. LTD Tax Completion Series 2016, 5.50% to yield 5.00% due 12/1/2045	2,281,521
6,500,000	Cimarron Metropolitan District LTD Tax (Convertible to Unlimited Tax) Revenue Series 2012, 6.00% due 12/1/2022	6,371,300
3,501,000	Colliers Hill Metropolitan District No. 2 Subordinate G.O. LTD Tax Series 2017B, 8.50% due 12/15/2047	3,261,812

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Colorado Municipal Bonds — (Continued)
6,485,214	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(g)(i)(j)	$3,404,737
2,015,445	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, due 1/1/2027(e)(i)	1,552,316
2,014,408	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(i)(j)	1,611,526
3,467,434	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Carbon Valley Academy Project) A Charter School Created by St. Vrain Valley RE-1J Series 2006, 5.625% to yield 7.394% – 8.022% due 12/1/2036	2,837,644
3,775,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Union Colony Charter School Project) A Charter School Created by Weld County School District No. 6 Series 2007, 5.75% to yield 3.737% due 12/1/2037	3,805,389
13,500,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Prospect Ridge Academy Project) A Charter School Authorized Through Adams 12 Five Star Schools Series 2017, 5.00% due 3/15/2023	13,509,585
500,000	Colorado Educational and Cultural Facilities Authority Charter School Refunding and Improvement Revenue (University Lab School Project) Series 2015, A Charter School Chartered Through Weld County School District No. 6, 2.50% to yield 2.442% due 12/15/2019	496,365
41,960,000	Colorado Educational and Cultural Facilities Authority (Stargate Charter School Project) Charter School Improvement Revenue Series 2015A, A Charter School Chartered through Adams 12 Five Star Schools, 5.40% due 12/1/2020	41,667,958
7,015,000	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue (Union Colony Elementary School Project) Series 2015, A Charter School Chartered through Weld County School District No. 6, 5.30% due 3/1/2020	7,001,531
38,055,000	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue (American Academy Project) A Charter School Created by Douglas County School District Re. 1 Series 2015, 4.20% due 12/1/2025	37,932,843
8,620,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Monarch Montessori of Denver Charter School Project) Series 2015A, 5.50% due 5/15/2020	8,580,434
21,630,000	Colorado Educational and Cultural Facilities Authority Charter School Refunding and Improvement Revenue Series 2016 (Prospect Ridge Academy Project) A Charter School Authorized Through Adams 12 Five Star Schools, 4.85% due 3/15/2023	21,354,650
31,805,000	Colorado Educational and Cultural Facilities Authority (Ability Connection Colorado Project) Refunding and Improvement Revenue Series 2014, 5.85% due 4/1/2019	31,964,979
3,570,000	Colorado Educational and Cultural Facilities Authority (Swallow Charter Academy) Refunding and Improvement Revenue Series 2014, 5.70% due 11/15/2019	3,571,464

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Colorado Municipal Bonds — (Continued)
27,570,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue, Series 2016, (American Academy Project) A Charter School Created by Douglas County School District Re. 1, 4.05% due 12/1/2026	$26,296,542
18,045,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Series 2016 (Addenbrooke Classical Academy Project) A Charter School Created by Jefferson County School District No. 1, 4.50% due 6/1/2021	17,768,190
3,755,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010(a)(j)	3,755,000
635,000	Colorado International Center Metropolitan District No. 3 G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2016, 4.625% due 12/1/2031	596,881
2,940,000	Colorado Springs Urban Renewal Authority Subordinate Tax Increment Revenue (University Village Project Refunding) Series 2016, 6.75% due 12/15/2030	2,724,821
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	419,828
2,100,000	Cuchares Ranch Metropolitan District G.O. LTD Tax Refunding and Improvement Series 2016A, 5.00% due 12/1/2045	2,037,630
500,000	Denver West Promenade Metropolitan District Limited Tax (Convertible to Unlimited Tax) G.O. Series 2013, 5.125% due 12/01/2031	486,845
500,000	Denver West Promenade Metropolitan District Limited Tax (Convertible to Unlimited Tax) G.O. Series 2016, 6.00% due 12/15/2046	446,475
5,508,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023(c)	5,512,296
4,500,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	2,248,110
2,000,000	Erie Farm Metropolitan District G.O. LTD Tax Series 2016A, 5.50% due 12/1/2045	1,895,900
2,620,000	Erie Highlands Metropolitan District No. 1 G.O. LTD Tax Series 2015A, 5.75% due 12/1/2045	2,526,125
708,000	Erie Highlands Metropolitan District No. 1 Subordinate G.O. LTD Tax Series 2015B, 7.75% due 12/15/2045	686,484
2,000,000	Flatiron Meadows Metropolitan District G.O. LTD Tax Series 2016, 5.125% due 12/1/2046	1,918,960
683,000	Forest Trace Metropolitan District No. 3 Subordinate G.O. LTD Tax Series 2016B, 7.25% due 12/15/2046	623,729
3,685,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding & Improvement Series 2007, 4.375% – 5.00% to yield 4.552% – 7.135% due 12/1/2017-2034	3,704,069
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,999,920

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Colorado Municipal Bonds — (Continued)
585,000	Great Western Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2016A, 4.00% due 12/1/2026	$558,710
775,000	Great Western Park Metropolitan District No. 2 Subordinate G.O. LTD Tax Series 2016B, 7.25% due 12/15/2046	702,693
1,250,000	Green Gables Metropolitan District No. 1 Series LTD Tax (Convertible to Unlimited Tax) G.O. Series 2016A, 5.30% due 12/1/2046	1,244,900
740,000	Green Gables Metropolitan District No. 1 Series LTD Tax G.O. Subordinate Series 2016B, 7.75% due 12/15/2046	695,622
11,375,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.25% to yield 10.81% due 12/1/2035	6,861,059
6,080,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% – 12.452% due 12/1/2025	3,758,960
1,960,000	Highlands Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2016A, 5.125% due 12/1/2046	1,795,517
1,269,000	Highlands Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2016B, 7.500% due 12/15/2046	1,184,992
4,293,000	Hyland Village Metropolitan District LTD Tax G.O. Variable Rate Bonds Series 2008, 6.50% to yield 21.595% due 12/1/2027	1,563,296
1,006,000	Jeffco Business Center Metropolitan District No. 1 LTD Tax G.O. Series 2000, 8.00% to yield 20.907% due 5/1/2020(j)	905,400
2,275,000	Jefferson Center Metropolitan District No. 1 Refunding Revenue Series 2015, 4.75% due 12/1/2026	2,251,249
150,000	Lafayette City Center GID LTD Tax G.O. Series 1999, 5.75% to yield 7.60% due 12/1/2018	147,999
2,590,000	Lewis Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2015A, 6.00% due 12/1/2044	2,537,708
536,000	Lewis Pointe Metropolitan District Junior Lien LTD Tax G.O. Series 2017C, 9.00% due 12/15/2047	328,316
500,000	Leyden Rock Metropolitan District No. 10 LTD Tax (Convertible to Unlimited Tax) G.O. Refunding and Improvement Series 2016A, 4.00% to yield 3.90% due 12/1/2025	486,750
905,000	Leyden Rock Metropolitan District No. 10 LTD Tax (Convertible to Unlimited Tax) G.O. Refunding and Improvement Series 2016A, 4.375% due 12/1/2033	849,288
1,525,000	Leyden Rock Metropolitan District No. 10 LTD Tax (Convertible to Unlimited Tax) G.O. Refunding and Improvement Series 2016A, 5.00% to yield 4.65% due 12/1/2045	1,481,919
1,195,000	Leyden Rock Metropolitan District No. 10 LTD Tax Subordinate G.O. Series 2016B, 7.25% due 12/15/2045	1,082,061
1,700,000	Littleton Village Metropolitan District No. 2 LTD Tax G.O. & Special Revenue Series 2015, 5.375% to yield 5.40% due 12/1/2045	1,629,909
17,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028(a)(j)	3,000,076

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Colorado Municipal Bonds — (Continued)
1,405,000	Marvella Metropolitan District G.O. LTD Tax Series 2016A, 5.125% due 12/1/2046	$1,291,026
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	11,921,263
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	11,905,821
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	11,854,347
1,945,000	MidCities Metropolitan District No. 2 Subordinate Special Revenue Refunding Series 2016B, 7.75% due 12/15/2046	1,784,207
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% to yield 7.075% due 6/1/2043	153,553
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% to yield 7.075% due 6/1/2043	1,181,180
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, due 6/1/2043(e)	16,950
1,800,000	Mountain Shadows Metropolitan District LTD Tax Subordinate G.O. Series 2016B, 7.50% due 12/15/2046	1,707,156
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,706,956
1,880,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.125% to yield 7.90% – 12.568% due 12/1/2035	1,263,416
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	398,010
6,735,000	North Pine Vistas Metropolitan District No. 2 LTD Tax G.O. Series 2016A, 6.75% due 12/1/2046	6,666,034
1,810,000	North Pine Vistas Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2016B, 8.50% due 12/15/2046	1,793,276
4,345,000	North Pine Vistas Metropolitan District No. 3 LTD Tax G.O. Series 2016A, 6.00% due 12/1/2036	4,304,983
1,203,000	North Pine Vistas Metropolitan District No. 3 Subordinate LTD Tax G.O. Series 2016B, 8.25% due 12/15/2046	1,191,704
1,500,000	Overlook Metropolitan District G.O. LTD Tax (Convertible to Unlimited Tax) Series 2016A, 5.50% due 12/1/2046	1,372,170
2,650,000	Palisade Metropolitan District No. 2 G.O. LTD Tax and Revenue Series 2016, 4.375% due 12/1/2031	2,419,795
2,075,000	Palisade Park North Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2016A, 5.875% due 12/1/2046	1,919,230
525,000	Palisade Park North Metropolitan District No. 1 Subordinate G.O. LTD Tax Series 2016B, 8.00% due 12/15/2046	492,760

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Colorado Municipal Bonds — (Continued)
2,120,000	Parker Automotive Metropolitan District G.O. Refunding Series 2016, 5.00% due 12/1/2045	$1,942,704
6,414,000	Pioneer Metropolitan District No. 3 LTD Tax G.O. Refunding and Improvement Series 2016, 6.50% due 12/1/2046	5,823,399
5,350,000	The Plaza Metropolitan District No. 1 Revenue Refunding Series 2013, 5.00% to yield 4.892% due 12/1/2040	5,442,555
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,495,658
344,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.625% due 12/1/2023	226,091
1,040,000	Promenade at Castle Rock Metropolitan District No. 1 LTD Tax G.O. Series 2015A, 5.125% due 12/1/2025	1,044,295
34,500,000	Public Finance Authority Charter School Refunding and Improvement Draw-Down Revenue (Colorado Early Colleges Project) Charter Schools Authorized Through the Colorado Charter School Institute Series 2016A, 4.25% due 7/1/2023	34,608,330
9,345,000	Public Finance Authority (West Ridge Academy Charter School Project) A Charter School Chartered through Weld County School District 6 Charter School Revenue Series 2017A, 5.50% due 12/1/2021	9,363,129
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037(j)	8,449,830
3,500,000	Reata North Metropolitan District LTD TAX G.O. Series 2007, 5.50% to yield 9.00% due 12/1/2032	2,555,210
14,085,000	Reata South Metropolitan District LTD TAX G.O. Series 2007A, 7.25% due 6/1/2037	13,053,555
1,400,000	Richards Farm Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2015A, 5.75% to yield 5.875% due 12/1/2045	1,317,862
930,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025(l)	381,337
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035(l)	431,345
448,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	432,436
211,640	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)(j)	121,799
242,645	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)(j)	21,838
1,000,000	Sierra Ridge Metropolitan District No. 2 LTD Tax G.O. Series 2016A, 4.50% due 12/1/2031	951,400
1,500,000	Sierra Ridge Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2016B, 7.625% due 12/15/2046	1,397,760
500,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	334,030

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Colorado Municipal Bonds — (Continued)
1,000,000	Solaris Metropolitan District No. 3 (In the Town of Vail) Subordinate Limited Tax G.O. Refunding Series 2016B, 7% due 12/15/2046	$921,730
3,520,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026(j)	2,745,600
6,048,000	Sorrel Ranch Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% to yield 7.585% due 12/1/2036	5,139,107
1,960,000	Southglenn Metropolitan District Special Revenue Refunding Series 2016, 3.00% to yield 3.07% due 12/1/2021	1,920,565
1,000,000	STC Metropolitan District No. 2 LTD Tax G.O. Senior Series 2015A, 6.00% to yield 5.67% due 12/1/2038	972,520
3,500,000	STC Metropolitan District No. 2 LTD Tax G.O. Subordinate Series 2015B, 7.75% due 12/15/2038	3,424,085
2,195,000	Sterling Ranch Community Authority Board LTD Tax Supported Revenue Senior Series 2015A, 5.50% to yield 5.60% due 12/1/2035	2,152,176
3,000,000	Sterling Ranch Community Authority Board LTD Tax Supported Revenue Senior Series 2015A, 5.75% to yield 5.83% due 12/1/2045	2,952,120
1,045,000	Sterling Ranch Community Authority Board LTD Tax Supported Revenue Subordinate Series 2015B, 7.75% due 12/15/2045	1,004,130
9,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	1,350,090
1,615,000	Table Mountain Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2016A, 5.25% due 12/1/2045	1,579,518
570,000	Table Mountain Metropolitan District Subordinate LTD Tax G.O. Series 2016B, 7.75% due 12/15/2045	553,915
2,070,000	Tallyn’s Reach Metropolitan District No. 3 LTD Tax (Convertible to Unlimited Tax) G.O. Refunding and Improvement Series 2013, 5.125% to yield 4.681% due 11/1/2038	2,134,170
1,220,000	Tallyn’s Reach Metropolitan District No. 3 Subordinate LTD Tax G.O. Series 2016A, 6.75% due 11/1/2038	1,186,523
11,310,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	11,338,954
6,875,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Convertible Capital Appreciation Series 2007, 6.125% due 12/1/2037	6,108,506
6,637,000	United Water & Sanitation District United Water Acquisition Project Water Activity Enterprise Revenue Refunding Series 2012, 6.00% due 12/1/2023	6,643,504
1,934,000	VDW Metropolitan District No. 2 Subordinate LTD Tax G.O. Series 2016B, 7.25% due 12/15/2045	1,835,037
11,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% to yield 7.75% – 31.02% due 12/1/2037	2,639,940
355,000	The Villas at Eastlake Reservoir Metropolitan District Subordinate G.O. LTD Tax Series 2016B, 8.00% due 12/15/2046	356,569

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Colorado Municipal Bonds — (Continued)
2,250,000	Waterfront Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Refunding & Improvement Series 2007, 4.25% to yield 7.794% due 12/1/2032	$2,182,208

	Total Colorado Municipal Bonds (amortized cost $622,565,326)	$583,046,822

Short-Term Municipal Bonds — 23.9%
10,245,000	Broomfield Urban Renewal Authority Tax Increment Revenue (Broomfield Event Center Project) Series 2005, 0.94%, due 12/1/2030 (LOC 1)	$10,245,000
3,460,000	Colorado Housing and Finance Authority Multi-Family/Project Class I Adjustable Rate 2008 Series C-3, 0.96% due 10/1/2038 (LOC 2)	3,460,000
2,135,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series A-2, 0.96% due 11/1/2034 (LOC 2)	2,135,000
14,270,000	Colorado Housing and Finance Authority Single Family Mortgage Class II Adjustable Rate 2013 Series B, 0.90% due 11/1/2036 (LOC 4)	14,270,000
3,010,000	Colorado Housing and Finance Authority Manufacturing Revenue (Ready Foods, Inc. Project) Series 2007A, 0.96% due 1/1/2032 (LOC 3)	3,010,000
7,730,000	Colorado Springs (City of) Variable Rate Demand Utilities System Improvement Revenue Series 2010C, 0.92% due 11/1/2040 (LOC 5)	7,730,000
1,400,000	Colorado Springs (City of) Variable Rate Demand Utilities System Improvement Revenue Series 2012A, 0.92% due 11/1/2041 (LOC 3)	1,400,000
19,800,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% to yield 7.00% – 9.00% due 12/1/2029(b)	20,601,108
6,400,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029(b)	6,806,336
435,000	Confluence Metropolitan District (in the town of Avon) Tax Supported Revenue Series 2007, 5.25% to yield 6.929% due 12/1/2017	433,103
8,100,000	EagleBend Affordable Housing Corporation Taxable Convertible Variable Rate Multifamily Housing Project Revenue Refunding Series 2006A, 0.96% due 7/1/2021 (LOC 3)	8,100,000
15,725,000	Flying Horse Metropolitan District No. 2 Refunding and Improvement Subordinate LTD Tax G.O. Convertible Capital Appreciation Series 2013B, 8.00% due 12/15/2042(d)	12,950,953
39,800,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M015, 0.97% due 5/15/2046	39,800,000
29,435,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M021, 0.97% due 6/15/2036	29,435,000
10,665,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M024, 0.97% due 7/15/2050	10,665,000

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Short-Term Municipal Bonds — (Continued)
21,450,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M-031, 0.95% due 12/15/2045	$21,450,000
36,750,000	Freddie Mac Multifamily Variable Rate Certificates Class A Series M-033, 0.95% due 3/15/2049	36,750,000
145,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding & Improvement Series 2007, 4.375% – 5.00% to yield 4.552% – 7.135% due 12/1/2017-2034	147,523
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	6
14,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017(a)(d)	3,360,000
315,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2016(d)(j)	268,821
6,700,000	Sheridan Redevelopment Agency Variable Rate Tax Increment Refunding Revenue (South Santa Fe Drive Corridor Redevelopment Project) Series 2011A-1, 0.94% due 12/1/2029 (LOC 5)	6,700,000
17,650,000	SunAmerica Variable Rate Class A Series 2001-2, 0.97% due 7/1/2041 (LOC 6)	17,650,000

	Total Short-Term Municipal Bonds (amortized cost $264,816,769)	$257,367,850

Other Municipal Bonds — 4.5%
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 7.80% due 4/1/2037(g)(j)	$4,904,915
6,055,000	Flandreau Santee Sioux Tribe Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2016, 5.75% due 1/1/2036	5,415,592
4,125,000	Flandreau Santee Sioux Tribe Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2016, 5.00% due 1/1/2026	3,846,975
3,565,000	Flandreau Santee Sioux Tribe Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2016, 5.50% due 1/1/2031	3,243,758
450,000	Haskell County, Oklahoma Public Facilities Authority Junior Lien Sales Tax Revenue Note Series 2015, 5.25% due 4/1/2024	438,395
520,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	521,659
1,470,000	Lower Brule Sioux Tribe (Lower Brule, South Dakota) Tribal Purpose Refunding Tax-Exempt Series 2014C, 5.875% due 3/01/2025	1,467,619
6,590,000	The Hospital Facilities Authority of Multnomah County, Oregon Revenue Refunding (Odd Fellows Home-Friendship Health Center) Series 2013A, 5.45% due 9/15/2020	6,547,099
1,560,000	Oglala Sioux Tribe (Pine Ridge, South Dakota) Essential Governmental Function Revenue and Refunding Series 2012, 5.00% due 10/1/2022	1,537,957

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value
Other Municipal Bonds — (Continued)
1,985,000	Oglala Sioux Tribe (Pine Ridge, South Dakota) Essential Governmental Function Revenue Tax-Exempt Series 2014B, 5.50% to yield 5.70% due 10/1/2024	$1,990,915
2,500,000	Commonwealth of Puerto Rico G.O. 2014 Series A, 8.00% due 7/1/2035(a)	1,553,125
7,100,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Series 2007A Capital Appreciation 6.75% due 8/01/2045(d)	1,349,781
20,000,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Senior Series 2011C Capital Appreciation 8.00% due 8/01/2038(d)	3,213,800
10,000,000	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Senior Series 2011C Capital Appreciation 8.00% due 8/01/2039(d)	1,504,600
905,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	863,017
5,655,000	South Carolina Jobs-Economic Development Authority Economic Development Revenue (GREEN Midlands, LLC Project) Series 2016A, 5.25% due 12/1/2021	5,674,227
3,935,000	Tacoma, Washington (City of) Consolidated LID District No.65, 5.75% to yield 5.75% – 6.22% due 4/1/2043	3,930,278

	Total Other Municipal Bonds (amortized cost $50,142,387)	$48,003,712

Colorado Capital Appreciation and Zero Coupon Bonds — 2.9%
2,025,000	Bramming Farm Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Capital Appreciation Series 2015, 5.25% due 12/1/2044(d)	$1,876,021
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	495,284
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010-12/1/2031(a)(d)(j)	3,352,312
2,065,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2017-12/1/2023(d)(j)	1,368,426
7,205,000	Southshore Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2015, 6.50% due 12/1/2042(d)	6,198,534
6,685,000	Sterling Ranch Metropolitan District No. 2 G.O. LTD Tax Convertible Capital Appreciation Series 2015, 8.00% due 12/1/2045(d)	4,486,905
8,920,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016(a)(d)	8,337,078
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011(d)(j)	2,171,729
5,490,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023(d)	3,217,634

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $32,543,091)	$31,503,922

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount			Value

Colorado Taxable Bonds/Certificates/Notes — 0.8%
1,806,518	777 S High Street LLC, Tax Lien Receipt Certificates, 9.00% due 2/28/2019(j)(m)		$1,806,518
7,115,000	Public Finance Authority Charter School Refunding and Improvement Draw-Down Revenue (Colorado Early Colleges Project) Charter Schools Authorized Through the Colorado Charter School Institute Taxable Series 2016B, 5.75% due 7/1/2023		6,975,617
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002(a)(j)		127,601

	Total Colorado Taxable Bonds/Certificates/Notes (amortized cost $9,148,865)		$8,909,736

	Total investments, at value (amortized cost $979,216,439)	86.3%	$928,832,042
	Other assets net of liabilities	13.7%	147,607,113

	Net assets	100.0%	$1,076,439,155

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see note 2 in notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2017. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at March 31, 2017.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,969,352 and a value of $6,712,217 or less than 1.0% of net assets, as of March 31, 2017.

(j)	Securities valued at fair value (see note 2 in notes to financial statements).

(k)	See note 7 in notes to financial statements for further information on purchase accrued interest related to these bonds.

(l)	The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see note 2 in notes to financial statements).

(m)	Tax lien receipt certificates.

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see note 2 in notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. BNP Paribas

2. FHLB Topeka

3. US Bank, N. A.

4. Royal Bank of Canada

5. JPMorgan Chase Bank, N.A.

6. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation

GID — General Improvement District

LID — Local Improvement District

LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

March 31, 2017 (unaudited)

ASSETS
Investments, at value (amortized cost 979,216,439)	$928,832,042
— see accompanying schedule
Cash	21,217,438
Interest receivable	85,171,895
Purchase accrued interest (note 7)	44,417,942
Receivable for shares of beneficial interest sold	250,884

TOTAL ASSETS	1,079,890,201

LIABILITIES
Payables and other liabilities:
Dividends payable	2,088,342
Payable for shares of beneficial interest redeemed	317,900
Management fees payable	455,046
Accrued expenses payable	589,758

TOTAL LIABILITIES	3,451,046

NET ASSETS	$1,076,439,155

COMPOSITION OF NET ASSETS
Paid-in capital	$1,123,172,426
Accumulated net realized gain	3,651,125
Net unrealized depreciation of investments	(50,384,396)

NET ASSETS	$1,076,439,155

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 120,483,713 shares of beneficial interest outstanding at March 31, 2017 unlimited number of no par value shares authorized)	$8.93

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.38

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For the Six Months Ended March 31, 2017 (unaudited)

INVESTMENT INCOME
Interest	$26,843,475
EXPENSES
Management fees (note 4)	2,649,406
Custodian fees (note 5)	29,624
Legal and auditing fees	664,974
Portfolio pricing fees	15,652
Registration fees	5,642
Shareholders’ reports	46,774
Transfer agency expenses (note 4)	91,000
Trustees’ fees	6,006
Other	63,336

Total expenses	3,572,414
Custody credits (note 5)	(17,612)

Net expenses	3,554,802

NET INVESTMENT INCOME	23,288,673

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	3,321,798
Net unrealized depreciation on investments	(23,152,434)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	(19,830,636)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,458,037

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
	(unaudited)
FROM OPERATIONS:
Net investment income	$23,288,673	$42,223,525
Net realized gain on investments	3,321,798	10,583,922
Unrealized appreciation (depreciation) on investments	(23,152,434)	(3,794,374)

Net increase in net assets resulting from operations	3,458,037	49,013,073

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(23,288,673)	(42,223,525)
Net realized gain to shareholders from investment transactions	(8,438,030)	(2,055,096)

Total distributions to shareholders	(31,726,703)	(44,278,621)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	77,818,066	177,098,337
Reinvested dividends and distributions	21,464,674	28,522,767
Redemption of shares	(56,581,497)	(69,872,218)

Increase in net assets derived from beneficial interest transactions	42,701,243	135,748,886

Net increase in net assets	14,432,577	140,483,338
NET ASSETS:
Beginning of period	1,062,006,578	921,523,240

End of period	$1,076,439,155	$1,062,006,578

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Sales charges are not reflected in the total returns.

	For Fiscal Years Ended September 30
	3/31/2017	2016	2015	2014	2013	2012
For a share outstanding throughout the period	(unaudited)
Net asset value, beginning of period	$9.18	$9.14	$9.11	$9.00	$9.24	$9.15

Income From Investment Operations
Net investment income(1)	0.20	0.39	0.37	0.41	0.39	0.41
Net gain or (loss) on investments (both realized and unrealized)	(0.17)	0.06	0.04	0.12	(0.24)	0.09

Increase from investment operations	0.03	0.45	0.41	0.53	0.15	0.50
Less Distributions
Dividends to shareholders from net investment income	(0.20)	(0.39)	(0.37)	(0.41)	(0.39)	(0.41)
Distributions from realized capital gains	(0.08)	(0.02)	(0.01)	(0.01)	—	—

Total Distributions	(0.28)	(0.41)	(0.38)	(0.42)	(0.39)	(0.41)

Net increase (decrease) in net asset value	(0.25)	0.04	0.03	0.11	(0.24)	0.09

Net Asset Value, end of period	$8.93	$9.18	$9.14	$9.11	$9.00	$9.24

Total Return, at Net Asset Value(2)	0.33%+	5.07%	4.48%	6.06%	1.58%	5.64%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	4.38%*	4.29%	4.03%	4.52%	4.23%	4.42%
Total expenses	0.67%*	0.56%	0.58%	0.71%	0.73%	0.58%
Net expenses	0.67%*	0.55%	0.58%	0.70%	0.73%	0.58%
Net assets, end of period (000s)	$1,076,439	$1,062,007	$921,523	$891,733	$872,586	$869,376

Portfolio turnover rate(3)	5.55%	16.77%	19.06%	11.36%	8.21%	8.66%

+	not annualized

*	annualized

(1)	Net investment income per share was calculated using an average shares method.

(2)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(3)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities that have been called or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2017 were $65,705,408 and $39,357,177 respectively.

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Organization

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(2)	Summary of Significant Accounting Policies

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments that are, in the opinion of management, necessary to a fair statement of the results for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a)	Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices that considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which, may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

ASC 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs:    Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs:    Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of March 31, 2017:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/ Bonds	Total Securities 3/31/2017
Level 1 Securities	—	—	—	—	—	—
Level 2 Securities	554,716,014	257,099,029	43,098,797	16,274,378	6,975,617	878,163,835
Level 3 Securities	28,330,808	268,821	4,904,915	15,229,544	1,934,119	50,668,207

Totals	583,046,822	257,367,850	48,003,712	31,503,922	8,909,736	928,832,042

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/ Bonds	Totals
Level 3 Beginning Balance September 30, 2016	28,343,386	289,170	4,904,915	7,161,287	1,934,119	42,632,877
Unrealized Losses	(10,393)	(136,833)	—	(1,160)	—	(148,386)
Unrealized Gains	—	—	—	—	—	—
Realized Losses	—	—	—	—	—	—
Realized Gains	19,672	162,663	—	—	—	182,335
Purchases	—	—	—	—	—	—
Sales	(21,857)	(315,000)	—	—	—	(336,857)
Transfers into Level 3*	—	268,821	—	8,338,238	—	8,607,059
Transfers Out of Level 3*	—	—	—	(268,821)	—	(268,821)

Balance as of March 31, 2017	28,330,808	268,821	4,904,915	15,229,544	1,934,119	50,668,207

* Transferred from Level 2 to Level 3 because of a lack, or change of observable inputs or reduced market data reliability. Transferred from Level 3 to Level 2 are the result of observable inputs becoming available or increased market data reliability. The Fund’s policy is to recognize transfers into and out of Level 3 when management becomes aware of a change to significant observable input or market data reliability.

From September 30, 2016 to March 31, 2017, there were no Level 1 Securities.

Significant Unobservable Inputs Quantitative Disclosure

Level 3 Securities*	Fair Value March 31, 2017	Valuation Technique(s)**	Unobservable Inputs	Low	High	Weighted Average
Colorado Municipal Bonds	28,330,808	discounted cash flow	probability of default	5.00%	100.00%	19.24%
Short-Term Municipal Bonds	268,821	discounted cash flow	probability of default	10.00%	10.00%	10.00%
Other Municipal Bonds	4,904,915	discounted cash flow	probability of default	1.00%	1.00%	1.00%
Colorado Capital Appreciation and Zero Coupon Bonds	15,229,544	discounted cash flow	probability of default	10.00%	100.00%	29.81%
Colorado Taxable Bonds/Certificates/Notes	1,934,119	discounted cash flow	probability of default	10.00%	100.00%	15.94%

Total Level 3 Securities at March 31, 2017	50,668,207

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are collateral value, probability of default, and loss severity in the event of default. Any changes in unobservable inputs may result in substantial changes to fair value measurements.

* The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in note 2(a). The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

** Other unobservable inputs used in the discounted cash flow technique include collateral value and loss severity. These unobservable inputs are specific to the characteristics of each security being valued.

(b)	Cash

The Fund continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of March 31, 2017, and periodically throughout the year, the Fund has maintained balances in various operating accounts in excess of federally insured limits.

(c)	Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

Management has reviewed the Fund’s tax position for all open tax years. As of March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has no examinations in progress.

At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis , were as follows:

Cost of investments	$979,216,439

Gross unrealized appreciation	$13,066,339
Gross unrealized depreciation	(63,450,735)

Net unrealized depreciation of investments	$(50,384,396)

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(d)	Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $59,292,347 and such bonds have a value of $27,800,198 or 2.58% of net assets as of March 31, 2017. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $2,065,000 and have a value of $812,683 or less than 1% of net assets as March 31, 2017. These securities have been identified in the Schedule of Investments.

(e)	Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated to $65,705,408 and $39,357,177, respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On March 31, 2017, the interest rates paid on these obligations ranged from 0.90% to 0.97%.

(f)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(g)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchase commitments. The Fund did not have any when-issued securities at March 31, 2017.

(3)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
	(unaudited)
Shares sold	8,662,270	$77,818,066	19,392,674	$177,098,337
Dividends reinvested	2,397,665	21,464,674	3,123,284	28,522,767

	11,059,935	99,282,740	22,515,958	205,621,104
Shares redeemed	(6,311,727)	(56,581,497)	(7,651,875)	(69,872,218)

Net increase in shares outstanding	4,748,208	$42,701,243	14,864,083	$135,748,886

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund, which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expense associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2017. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Allen Insurance, an affiliate of the investment adviser, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Travelers Insurance Company and all the commissions referred to above were paid by Travelers Insurance Company. Allen Insurance received no compensation directly from the assets of the Fund.

The Fund does not have any Trustees who are affiliated with the Advisor or Distributor. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund does not reimburse the Advisor for any compensation or fees associated with the Chief Compliance Officer.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(5)	Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $17,612 the period ended March 31, 2017.

(6)	Indemnification

From time to time, the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes or legal actions are expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7)	Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $44,026,873 (99.1% of the March 31, 2017 balance of $44,417,942). Approximately $60,998,414 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been valued at approximately $45,622,011 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements, which all relate to a single set of bonds that cannot be sold separately.

(8)	Litigation

The Fund is periodically involved in various legal proceedings. At March 31, 2017, the Fund has a litigation accrual of $419,876 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(a)	Marin Metropolitan District LTD Tax G.O. Series 2008

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2016 that was filed with the Securities and Exchange Commission (“SEC”) on June 8, 2016. The original principal amount of the Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowner association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated Colorado’s Tax Payer Bill of Rights (“TABOR”).

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014 entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

On April 21, 2016, the Colorado Court of Appeals issued an Opinion, in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The Opinion of the Colorado Court of Appeals also has created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the Opinion may have on other special district financings. The legislation was passed unanimously by the Colorado General Assembly and was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of its Opinion as unnecessary. That Petition was filed on May 5, 2016 and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the Court of Appeals’ Opinion on various grounds. On November 7, 2016, the Supreme Court granted the petition for review. The issues were brought before the Supreme Court by February 13, 2017 and it is now expected that the matter will be heard and decided sometime around July 2017.

If the Court of Appeals Opinion is upheld, the tax revenues pledged to pay the Bonds would be reduced. However, it is impossible to determine the direction, cost, duration or ultimate outcome of the Landmark Litigation. In addition, litigation is expensive and time consuming and, while the Fund fully intends to recover its costs, there can be no assurance that this will occur and there could be further adverse effects on dividend distributions and net asset values of the Fund while the matter is pending.

(b)	United Water & Sanitation District Ravenna Project Series 2009

(RiverCanyon Real Estate Investments, LLC Bankruptcy)

On July 31, 2013 the U.S. Bankruptcy Court confirmed a Chapter 11 bankruptcy plan proffered by bankrupt developer River Canyon (associated with development within the Ravenna District). The Fund had opposed the plan because of the unfavorable treatment of creditors and participated in an appeal of the Bankruptcy Court’s decision. The Fund was indirectly involved in a related case which was removed to the Douglas County District Court by the bankruptcy court to determine the validity of certain liens filed on the developer’s lots to secure the United Water Bonds (as defined below) owned by the Fund. All matters pending in Douglas County District Court have now been decided or settled. The Fund is actively involved in global settlement negotiations with the parties in an attempt to permanently resolve these matters without incurring additional legal expenses associated with a trial. Though the Fund is receiving excellent cooperation from the opposing parties and is hopeful that these discussions will ultimately be successful, there can be no reliable prediction as to the likely outcome at this time. The appeal in Bankruptcy Court is pending.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(c)	Ravenna Metropolitan District

The Fund is the holder of approximately $11,380,000 of General Obligation Limited Tax Bonds, Series 2007 and Supplemental B Interest Registered Coupons (collectively the “Ravenna Bonds”) issued by Ravenna Metropolitan District (“Ravenna”). In addition, Ravenna also owes United Water and Sanitation District (“United”) approximately $6,875,000 arising under the Lease Purchase Agreement and related Water Services Agreement (collectively the “Water Agreements”). United in turn is obligated to the Fund pursuant to revenue bonds, Series 2007 issued by United to the Fund (the “United Water Bonds”), which United Water Bonds are payable from these revenue streams.

Ravenna filed a voluntary petition for bankruptcy under Chapter 9 of the United States Bankruptcy Code seeking relief under the United States Bankruptcy Code asserting that it is not generally able to pay its debts as they became due and that it will not be able to pay debts as they prospectively become due after the filing of its bankruptcy petition. The Fund challenged the eligibility of Ravenna to seek relief under the Bankruptcy Code, asserting, that Ravenna is generally able to pay its debts as they became due as such term is defined under the United States Bankruptcy Code and interpreted in accordance with applicable laws. A five-day trial was held to the Court in late July, 2014.

On December 15, 2014, the Bankruptcy Court entered an order dismissing Ravenna’s bankruptcy case finding that Ravenna did not meet the eligibility requirements under the Bankruptcy Code to file a Chapter 9 petition and finding that Ravenna lacked good faith in filing the petition. Ravenna appealed the Bankruptcy Court’s dismissal of its Chapter 9 petition and that appeal was pending before the 10th Circuit Bankruptcy Appellate Panel until December 2016 when the case was dropped.

The parties have been involved in a very lengthy court-supervised mediation overseen by the Tenth Circuit Bankruptcy Appellate Panel. The parties have made significant strides towards a global settlement, however, there has not yet been a final, binding agreement reached and until and unless a final binding agreement is consummated, no prediction can be made as to the likelihood of such an outcome.

(9)	Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements through this date.

Other Information (unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2016 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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A Tax-Exempt Fund

SEMI-ANNUAL REPORT

March 31, 2017

ITEM 2. CODE OF ETHICS.

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Please see the Schedule of Investments contained in the Semi-Annual Report included under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)(i)

(99.302) Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii)

(99.302) Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(a)(3) Not applicable.

(b)

(99.906) Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer Date: June 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer) Date: June 6, 2017